Credit impairment charges/(release) - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) economic_scenario economicVariable	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios, percentage	100.00%
Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios	5
Number of economic variables | economicVariable	8
Stress horizon period, ECL	5 years
Term at which scenario converges to steady state	8 years
Downside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios	2
Upside scenario | Credit derivatives
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of economic scenarios	2
Wholesale portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Changes in inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Impairment (release) loss recognised in profit or loss | £	£ 346	£ 1,569	£ 208
Wholesale portfolios | Bottom of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	0.20%
Retail portfolios
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (release) loss recognised in profit or loss | £	£ (289)	£ 3,116	£ 1,696
Retail portfolios | Bottom of range | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	50.00%
Retail portfolios | Bottom of range | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	100.00%
Retail portfolios | Top of range
Disclosure of impairment loss and reversal of impairment loss [line items]
Inputs, assumptions and estimation techniques used for ECL, probability	400.00%